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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2010

Date of Reporting Period:	January 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—94.3%
	Alabama—0.9%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,414,775
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	180,705
885	5.50%, 1/1/43	NR/NR	572,551
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB-	1,229,715

			4,397,746

	Alaska—1.2%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	Aa3/AAA	3,755,436
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	NR/NR	628,821
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,589,640

			5,973,897

	Arizona—4.9%
5,000	Apache Cnty. Industrial Dev. Auth. Rev.,
	Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	4,999,450
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	2,076,117
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	2,044,240
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
2,750	4.95%, 10/1/20	Baa3/BBB-	2,727,368
4,150	6.375%, 9/1/29	Baa3/BBB-	4,228,974
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (k)	Aa1/AA	5,141,000
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,582,348

			24,799,497

	Arkansas—0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa3/NR	2,272,560

	California—7.9%
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,284,850
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,692,480
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,116,260
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AAA	4,186,439
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA-	5,014,500
	State, GO,
300	5.00%, 6/1/37	Baa1/A-	265,476
4,200	6.00%, 4/1/38	Baa1/A-	4,258,674
	Statewide Communities Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	1,009,630
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/AA	2,939,378
9,500	6.75%, 2/1/38	Aa2/AA	10,675,720

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	California (continued)
$4,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	$1,588,480

			40,031,887

	Colorado—0.5%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	337,935
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	550,895
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa3/AA-	1,598,985

			2,487,815

	Connecticut—0.2%
1,000	State Dev. Auth. Rev., Connecticut Light & Power Co., 5.85%, 9/1/28	Baa1/BBB	1,016,130

	District of Columbia—1.4%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,736,250
4,175	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	4,196,835

			6,933,085

	Florida—4.0%
905	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	752,888
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (k)	Aa3/AA	4,160,560
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Charter Foundation, 5.375%, 6/15/37, Ser. A	NR/BB	363,650
3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,017,640
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	Aa3/AAA	1,276,350
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (k)	Aa1/AAA	4,022,967
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,517,000

			20,111,055

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,789,078

	Illinois—5.6%
	Chicago, GO,
5,000	5.00%, 1/1/34, Ser. C (k)	Aa3/AA-	5,039,150
2,935	5.375%, 1/1/34, Ser. A (FGIC-NPFGC)	Aa3/AA-	2,944,686
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC-NPFGC)	A1/AA-	2,897,644
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AAA	1,266,238
	Finance Auth. Rev.,
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	977,810
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A2/A	444,564
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. A	Aa1/AA	193,300
10,000	5.50%, 7/1/37, Ser. B (k)	Aa1/AA	11,024,500
1,900	Springfield Electric Rev., 5.00%, 3/1/36	Aa3/AA-	1,908,702
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa3/AA-	1,504,762

			28,201,356

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,606,425
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,062,280

			2,668,705

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Iowa—1.7%
	Finance Auth. Rev.,
$4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	$3,281,630
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	3,138,835
1,500	6.75%, 11/15/42	NR/NR	1,335,105
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A (b)	NR/NR	991,856

			8,747,426

	Kansas—1.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/AA-	1,030,840
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	841,980
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	459,641
5,000	Wichita Hospital Rev., Facs. Improvements, 5.625%, 11/15/31, Ser. III	NR/A+	5,082,450

			7,414,911

	Kentucky—0.6%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,106,410
1,200	5.625%, 8/15/27	Aa3/NR	1,307,580
760	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	760,099

			3,174,089

	Louisiana—5.9%
3,930	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	3,504,066
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	26,104,699

			29,608,765

	Maryland—0.3%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,522,500

	Massachusetts—0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	405,361
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa3/AA-	1,611,135

			2,016,496

	Michigan—2.3%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/A	922,290
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,874,053
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	44,766
1,500	8.25%, 9/1/39	A1/A	1,773,345
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13, Ser. A	Ba3/BB-	4,010,240
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control, 5.45%, 9/1/29, Ser. C	A2/A-	2,018,840

			11,643,534

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Minnesota—0.4%
$95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	A2/A	$96,727
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	1,489,380
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	439,180

			2,025,287

	Missouri—0.2%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	808,700

	Nevada—3.5%
5,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aa1/AAA	5,026,850
	Washoe Cnty., Water & Sewer, GO (NPFGC),
9,755	5.00%, 1/1/35	Aa2/AA	9,829,040
2,430	5.00%, 1/1/35, (Pre-refunded @ $100, 1/1/16) (c)	Aa2/AA	2,819,772

			17,675,662

	New Hampshire—0.6%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,051,960

	New Jersey—5.5%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Baa3/NR	16,250,610
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	Aa3/AAA	2,153,880
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	838,920
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,063,080
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	6,310,850

			27,617,340

	New Mexico—1.7%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22, Ser. A	Baa3/BB+	2,502,100
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	Aa3/AA-	6,293,312

			8,795,412

	New York—6.7%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	A1/A	7,541,625
3,000	5.50%, 10/1/37	A1/A	3,029,640
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	3,829,140
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
13,000	5.00%, 6/15/26, Ser. E (k)	Aa2/AAA	13,287,170
670	5.00%, 6/15/37, Ser. D (k)	Aa2/AAA	686,100
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	3,092,640
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	NR/AAA	1,028,710

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New York (continued)
$1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa1/BBB-	$1,605,939

			34,100,964

	North Carolina—0.3%
570	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	578,157
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,051,845

			1,630,002

	Ohio—2.9%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	8,471,760
	Lorain Cnty. Hospital Rev., Catholic Healthcare, Ser. A,
2,500	5.625%, 10/1/17	A1/AA-	2,585,475
2,565	5.75%, 10/1/18	A1/AA-	2,649,414
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	521,290
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	531,185

			14,759,124

	Oregon—0.5%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A2/BBB+	2,150,260
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa3/AA-	624,012

			2,774,272

	Pennsylvania—5.8%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	5,028,950
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,744,940
6,200	Higher Educational Facs. Auth. Rev., UPMC Health System, 6.00%, 1/15/31, Ser. A	Aa3/A+	6,320,962
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	715,215
85	6.375%, 7/1/30	NR/NR	79,354
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	1,113,233
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AAA	7,199,430
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,705,734
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	509,595
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A2/A-	2,009,820

			29,427,233

	Puerto Rico—0.8%
135	Commonwealth of Puerto Rico, Public Improvements, GO, 5.00%, 7/1/35, Ser. B	Baa3/BBB-	121,720
	Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	Aa3/AA-	2,123,562
29,200	zero coupon, 8/1/56	Aa3/AA-	1,688,052

			3,933,334

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Rhode Island—4.3%
$23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$21,920,038

	South Carolina—1.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,552,955
2,000	5.50%, 10/1/26	A2/A	2,015,600
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	395,289
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,055,270

			7,019,114

	Tennessee—4.6%
5,000	Energy Acquisition Corp. Rev., 5.00%, 2/1/27, Ser. C	Baa1/A	4,758,000
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(e)(l) (acquisition cost—$935,300; purchased 7/5/01)	NR/NR	470,000
5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Facs. Board Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (k)	Aa2/AA	5,233,750
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	Baa1/A	366,607
6,460	5.25%, 9/1/17, Ser. A	Ba3/BB+	6,634,356
600	5.25%, 9/1/21, Ser. A	Ba3/BB+	601,524
300	5.25%, 9/1/22, Ser. A	Ba3/BB+	299,166
5,000	5.25%, 9/1/24, Ser. A	Ba3/BB+	4,914,850

			23,278,253

	Texas—8.5%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	4,035,500
1,200	Dallas Civic Center Rev., 5.25%, 8/15/38 (AGC)	Aa3/AAA	1,222,500
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,468
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	290,860
	Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	A2/A	6,474,260
150	5.25%, 12/15/25, Ser. A	A2/A	147,612
6,500	6.25%, 12/15/26, Ser. D	A2/A	7,015,970
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A3/A+	4,274,214
4,200	5.50%, 12/15/38	A3/A+	4,303,320
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C	A2/A-	2,903,040
6,050	5.625%, 1/1/33, Ser. A	A2/A-	6,195,018
600	5.75%, 1/1/33, Ser. F	A3/BBB+	613,344
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	380,564
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	4,289,840
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB+	984,530

			43,151,040

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	450,815

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Utah—1.4%
$7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	WR/AA+	$7,216,580

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,048,810
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,861,680

			2,910,490

	Washington—1.2%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AAA	738,430
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	276,170
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	2,044,060
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
275	5.25%, 1/1/17	NR/NR	240,058
3,600	5.625%, 1/1/38	NR/NR	2,574,216

			5,872,934

	Wisconsin—2.7%
	Health & Educational Facs. Auth. Rev.,
2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	2,230,357
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	535,935
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	11,012,100

			13,778,392

	Total Municipal Bonds & Notes (cost—$466,750,303)		477,007,478

VARIABLE RATE NOTES (a)(d)(g)—3.4%
	Illinois—1.5%
7,252	Cook Cnty., GO, 7.69%, 11/15/28, Ser. 458 (FGIC) (f)	Aa3/NR	7,395,156

	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.901%, 2/1/17, Ser. 3480	NR/AA+	1,081,430
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.34%, 2/1/27, Ser. 3224	Aa1/NR	238,570
600	8.424%, 10/1/31, Ser. 3227	NR/AAA	704,820

			2,024,820

	Washington—1.5%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.478%, 8/1/28, Ser. 3388	NR/AA+	7,437,517

	Total Variable Rate Notes (cost—$15,301,815)		16,857,493

Shares
COMMON STOCK—0.0%
	Airlines—0.0%
486	Delta Air Lines, Inc. (i) (cost—$0)		5,944

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—2.3%
Corporate Notes—2.0%
	Financial Services—2.0%
$10,000	American General Finance Corp., 4.625%, 9/1/10 (j)	B2/BB+	$9,769,820
600	International Lease Finance Corp., 0.482%, 5/24/10, FRN	B1/BB+	588,200

	Total Corporate Notes (cost—$8,951,393)		10,358,020

Variable Rate Demand Notes (g)(h)—0.3%
	California—0.2%
500	Irvine, Special Assessment, 0.17%, 2/1/10	VMIG1/A-1	500,000
600	Pollution Control Financing Auth. Rev., 0.16%, 2/1/10, Ser. E	NR/A-1+	600,000

			1,100,000

	Colorado—0.1%
300	City & Cnty. of Denver, CP, 0.18%, 2/1/10, Ser. A2	VMIG1/NR	300,000

	Total Variable Rate Demand Notes (cost—$1,400,000)		1,400,000

	Total Short-Term Investments (cost—$10,351,393)		11,758,020

	Total Investments (cost—$492,403,511)—100.0%		$505,628,935

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,327,493, representing 3.4% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2010.

(g)	Variable Rate Notes—Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

(h)	Maturity date shown is date of next put.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

(k)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Restricted. The aggregate acquisition cost of this security is $935,300. The aggregate market value of $470,000 is approximately 0.1% of total investments.

Glossary:
ACA—insured by American Capital Access Holding Ltd.
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating
Other Investments:
Open reverse repurchase agreements at January 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	1/6/10	2/9/10	$8,734,547	$8,730,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended January 31, 2010 was $11,096,736 at a weighted average interest rate of 0.78%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2010 was $9,769,820.
The Fund received $282,063 in principal value of U.S. government agency securities as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•
Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities — Assets
Municipal Bonds & Notes	—	$477,007,478	—	$477,007,478
Variable Rate Notes	—	16,857,493	—	16,857,493
Common Stock	$5,944	—	—	5,944
Short-Term Investments	—	11,758,020	—	11,758,020

Total Investments	$5,944	$505,622,991	—	$505,628,935

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures About Fair Value Measurements” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 22, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 22, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 22, 2010